Change in Fiscal Year End (Tables)	11 Months Ended
Dec. 29, 2013
Change in Fiscal Year End [Abstract]
Condensed Income Statement
H. J. Heinz Company and Subsidiaries
Condensed Consolidated Statements of Operations

	Successor	Predecessor
	February 8 - December 29, 2013	April 29 - June 7, 2013	December 23, 2012 FY2013
	(29 Weeks)	(6 Weeks)	(34 Weeks)
			(Unaudited)
	(In thousands)
Sales	$6,239,562	$1,112,872	$7,438,060
Gross profit	$1,651,771	$383,335	$2,692,003
(Benefit from)/provision for income taxes	$(231,623)	$61,097	$142,528
(Loss)/income from continuing operations	$(66,082)	$(191,424)	$769,272
Loss from discontinued operations, net of tax	$(5,636)	$(1,273)	$(36,322)
Net (loss)/income attributable to H. J. Heinz Company	$(77,021)	$(195,571)	$722,331